Demonstration Plant	6 Months Ended
Jun. 30, 2025
Demonstration Plant
Demonstration Plant
8.
Demonstration Plant

The Company operates an industrial scale direct lithium extraction ("DLE") demonstration plant (the "Demonstration Plant") at the Lanxess Property Project location (as defined below). The Demonstration Plant operation costs are comprised of the following (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Personnel	$842	$1,265	$1,488	$2,278
Reagents	18	4	40	17
Repairs and maintenance	25	8	56	18
Supplies	204	419	302	711
Test work	6	240	9	342
Office trailer	16	27	23	44
Other	26	46	74	65
Total costs	$1,137	$2,009	$1,992	$3,475